CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Statement of Cash Flows [Abstract]
Cash paid for acquisition	$ 1,443,341	$ 0	$ 56,659